1. NATURE OF ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - NATURE OF ORGANIZATION

Global Green, Inc. (the “Company”) is a Florida Corporation incorporated on July 12, 2004 as a wholly owned subsidiary of Global Assets & Services, Inc.  In September 2004, the Company was spun out into a separate legal entity.  The Company changed its name from The Global Tech Assets, Inc. to Global Green, Inc. in April 2010 and its fiscal period end is December 31.

The Company is in the development stage.  The principal activities during the development stage include organizing the corporate structure, implementing the Company’s business plan and raising capital.  Although the Company was formed in 2004, it did not have any operating activities until 2010.

Under the Share Exchange Agreement executed on November 29, 2010, between the Company and Nutritional Health Institute, LLC ("NHIL"), the Company acquired 100% of the issued and outstanding stock of Global Green International, Inc. (“GGII”), a wholly owned subsidiary of NHIL. At the same time, the Company issued approximately 683 million shares of its common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned acquisition as per the Share Exchange Agreement, the Company has become a majority-owned subsidiary of NHIL. As the effective control over GGII did not change, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations, GGII is consolidated at its book value (See Note 4).  Prior to November 2010, GGII had no assets or operations, so there is no impact to the historical financial statements.

GGII, a wholly-owned subsidiary of the Company, has been granted the exclusive worldwide rights (the “Licensing Agreement”) to manufacture, distribute, market and sell a Salmonella Antigen and Vaccine (the “Vaccine”).  The Licensing Agreement was executed between NHIL and GGII before the Company acquired the 100% ownership of GGII and is the only asset of GGII.

In February 2011, the Vaccine has been entered into the final phase of becoming a United States Department of Agriculture (“USDA”) approved vaccine for the in ovo vaccination of chicken eggs to provide immunity against Salmonella bacteria. In May 2011, the United States Patent and Trademark Office granted a patent for the method and composition in the Vaccine. In August 2011, an additional patent was granted related to the vaccine.

Global Green, Inc. (the “Company”) is a Florida Corporation incorporated on July 12, 2004 as a wholly owned subsidiary of Global Assets & Services, Inc. In September 2004, the Company was spun out into a separate legal entity. The Company changed its name from The Global Tech Assets, Inc. to Global Green, Inc. in April 2010 and its fiscal period end is December 31.

The Company is in the development stage. The principal activities during the development stage include organizing the corporate structure, implementing the Company’s business plan and raising capital. Although the Company was formed in 2004, it did not have any operating activities until 2010.

Under the Share Exchange Agreement executed on November 29, 2010, between the Company and Nutritional Health Institute, LLC ("NHIL"), the Company acquired 100% of the issued and outstanding stock of Global Green International, Inc. (“GGII”), a wholly owned subsidiary of NHIL. At the same time, the Company issued approximately 683 million shares of its common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned acquisition as per the Share Exchange Agreement, the Company has become a majority-owned subsidiary of NHIL. As the effective control over GGII did not change, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations, GGII is consolidated at its book value (See Note 4). Prior to November 2010, GGII had no assets or operations, so there is no impact to the historical financial statements.

GGII, a wholly-owned subsidiary of the Company, has been granted the exclusive worldwide rights (the “Licensing Agreement”) to manufacture, distribute, market and sell a Salmonella and Antigen vaccine (the “Vaccine”). The Licensing Agreement was executed between NHIL and GGII before the Company acquired the 100% ownership of GGII and is the only asset of GGII.

In February 2011, the Vaccine has been entered into the final phase of becoming a United States Department of Agriculture (“USDA”) approved vaccine for the in ovo vaccination of chicken eggs to provide immunity against Salmonella bacteria. In May 2011, the United States Patent and Trademark Office granted a patent for the method and composition in the Vaccine. In August 2011, an additional patent was granted related to the vaccine.

In 2012, the Company received the final report on the model Efficacy Study conducted on the Company’s patented Salmonella vaccine. The Study concluded the Company’s vaccine effective in reducing Salmonella. An independent food safety and animal health research firm conducted the Study as part of the final phase of becoming USDA approved.